Commitments and Contingencies (Details) - Schedule of Shall Pay UMB Fees - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Payment One [Member]
Commitments and Contingencies (Details) - Schedule of Shall Pay UMB Fees [Line Items]
Payment	$ 92,095	$ 92,095
Payment description	Paid upon execution of the July 2021 Sponsored Research Agreement	Paid upon execution of the July 2021 Sponsored Research Agreement
Payment Two [Member]
Commitments and Contingencies (Details) - Schedule of Shall Pay UMB Fees [Line Items]
Payment	$ 92,095	$ 92,095
Payment description	Paid six months after the start of project work as outlined in the July 2021 Sponsored Research Agreement	Paid six months after the start of project work as outlined in the July 2021 Sponsored Research Agreement
Payment Three [Member]
Commitments and Contingencies (Details) - Schedule of Shall Pay UMB Fees [Line Items]
Payment	$ 92,095	$ 92,095
Payment description	Upon completion of the project work as outlined in the July 2021 Sponsored Research Agreement	Upon completion of the project work as outlined in the July 2021 Sponsored Research Agreement